Financial Instruments-risk management (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) item customer	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2023 USD ($)
Disclosure Of Financial Instruments Risk management [Line items]
Foreign exchange gain (loss)	$ 19,725,000	$ 5,049,000	$ (13,008,000)
Repayments of borrowings, classified as financing activities	172,522,000	274,934,000	3,575,000
Borrowings	$ 497,642,000	$ 674,092,000
Gearing Ratio	76.00%	112.00%
Derivative financial instruments				$ 38,000,000
Banco Santander [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings		$ 2,319,000
Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Price Decrease Additional Percentage Against Actual Price	10.00%
Price fluctuation gain (loss)	$ 47,330,000	$ 17,899,000	$ (21,014,000)
Currency risk [member] | Chilean Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar	1.00%	19.00%
Currency Revaluation Percentage Against Dollar			5.00%
Currency risk [member] | Colombian Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar	21.00%	16.00%	5.00%
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar		7.00%	29.00%
Currency Revaluation Percentage Against Dollar	7.00%
Currency risk [member] | Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar	10.00%
Net foreign exchange gain	$ 14,695,000	$ 9,070,000
Net foreign exchange loss			$ 9,057,000
Currency risk [member] | Ifrs Scenario Plan [Member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar	10.00%
Net foreign exchange loss	$ 726,000	$ 780,000	$ 909,000
Liquidity risk [member]
Disclosure Of Financial Instruments Risk management [Line items]
Cash	$ 128,843,000
Barrels of oil equivalent per day in production at year end | item	37,700
Interest Rate Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings	$ 0
Interest Rate Risk [Member] | Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate	5.50%
Borrowings	$ 500,000,000
Credit Risk [Member] | Third Party Supplier for Crude Oil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue	1.00%
Credit Risk [Member] | Ecuador [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue	1.00%
Percentage of entity's production sold	100.00%
Credit Risk [Member] | Minimum
Disclosure Of Financial Instruments Risk management [Line items]
Gearing Ratio	60.00%
Credit Risk [Member] | Maximum
Disclosure Of Financial Instruments Risk management [Line items]
Gearing Ratio	80.00%
Credit Risk [Member] | ENAP [Member] | Chile [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue	1.00%	1.00%	1.00%
Credit Risk [Member] | Methanex Chile SpA [Member] | Chile [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue	1.00%	2.00%	4.00%
Credit Risk [Member] | Petrobras Brazil [Member] | Brazil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue	2.00%	3.00%	3.00%
Credit Risk [Member] | Three Clients [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue	90.00%	89.00%	83.00%
Credit Risk [Member] | Three Clients [Member] | Colombian subsidiary [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Concentration risk, number of customers | customer	3
Percentage of entity's revenue	97.00%	99.00%	98.00%